Long Term and Other Debt (Details 1) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Debt Instrument [Line Items]
Capital leases and hire purchase contract, 2018	$ 562
Capital leases and hire purchase contract, 2019	461
Capital leases and hire purchase contract, 2020	71
Capital leases and hire purchase contract, Total	1,094	$ 375
Total, 2018	7,931
Total, 2019	115,857
Total, 2020	71
Total	123,859	414,002
Senior Bank Debt [Member]
Debt Instrument [Line Items]
Senior bank debt, 2018	7,369
Senior bank debt, 2019	115,396
Senior bank debt, 2020
Senior bank debt, Total	$ 122,765	$ 115,379